Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment

Major classes of property, plant and equipment and their respective balances for the Companies are as follows:

	Dominion Energy		Virginia Power
At December 31,	2022	2021	2022	2021
(millions)
Dominion Energy
Utility:
Generation	$23,720	$23,378	$17,611	$17,325
Transmission	15,179	13,798	13,034	11,760
Distribution	20,154	19,370	14,681	13,621
Storage	76	76	—	—
Nuclear fuel	2,373	2,306	1,823	1,702
General and other	1,625	1,527	1,019	912
Plant under construction	5,308	3,393	4,685	2,865
Total utility	68,435	63,848	52,853	48,185
Non-jurisdictional - including plant under construction	1,834	1,694	1,834	1,694
Nonutility:
Nonregulated generation-nuclear	1,935	1,773	—	—
Nonregulated generation-solar	411	1,941	—	—
Nuclear fuel	954	1,056	—	—
Other-including plant under construction	1,609	1,184	10	11
Total nonutility	4,909	5,954	10	11
Total property, plant and equipment	$75,178	$71,496	$54,697	$49,890

Schedule of Jointly Owned Utility Plants

The Companies proportionate share of jointly-owned power stations at December 31, 2022 is as follows:

	Bath County Pumped Storage Station(1)	North Anna Units 1 and 2(1)	Clover Power Station(1)	Millstone Unit 3(2)	Summer Unit 1 (2)
(millions, except percentages)
Ownership interest	60%	88.4%	50%	93.5%	66.7%
Plant in service	1,066	2,540	611	1,487	1,532
Accumulated depreciation	(730)	(1,402)	(282)	(563)	(724)
Nuclear fuel	—	792	—	551	550
Accumulated amortization of nuclear fuel	—	(602)	—	(459)	(347)
Plant under construction	3	253	—	68	87

(1)
Units jointly owned by Virginia Power.
(2)
Unit jointly owned by Dominion Energy.

Virginia Electric and Power Company
Schedule of Nonregulated Solar Projects

The following table presents acquisitions by Virginia Power of non-jurisdictional solar projects (reflected in Dominion Energy Virginia). Virginia Power has claimed or expects to claim federal investment tax credits on the projects, except as otherwise noted.

Project Name	Date Agreement Entered	Date Agreement Closed	Project Location	Project Cost (millions)(1)	Date of Commercial Operations	MW Capacity
Grasshopper(2)	August 2018	May 2019	Virginia	128	October 2020	80
Chestnut	August 2018	May 2019	North Carolina	127	January 2020	75
Ft. Powhatan	June 2019	June 2019	Virginia	267	January 2022	150
Belcher(3)	June 2019	August 2019	Virginia	164	June 2021	88
Bedford	August 2019	November 2019	Virginia	106	November 2021	70
Maplewood	October 2019	October 2019	Virginia	210	December 2022	120
Rochambeau	December 2019	January 2020	Virginia	35	December 2021	20
Pumpkinseed	May 2020	May 2020	Virginia	138	September 2022	60
Bookers Mill	February 2021	June 2021	Virginia	225	Expected 2023(4)	127
(1)
Includes acquisition costs.
(2)
Referred to as Butcher Creek once placed in service.
(3)
Referred to as Desper once placed in service.
(4)
Virginia Power expects to claim production tax credits on the energy generated and sold by project.

Dominion Energy
Schedule of Nonregulated Solar Projects

In addition, the following table presents acquisitions by Dominion Energy of solar projects (reflected in Contracted Energy). Dominion Energy has claimed or expects to claim federal investment tax credits on the projects, except as otherwise noted.

Project Name	Date Agreement Entered	Date Agreement Closed	Project Location	Project Cost (millions)(1)	Date of Commercial Operations	MW Capacity
Greensville	August 2019	August 2019	Virginia	$127	December 2020	80
Myrtle	August 2019	August 2019	Virginia	32	June 2020	15
Blackville	May 2020	May 2020	South Carolina	12	December 2020	7
Denmark	May 2020	May 2020	South Carolina	14	December 2020	6
Yemassee	May 2020	August 2020	South Carolina	17	January 2021	10
Trask	May 2020	October 2020	South Carolina	22	March 2021	12
Hardin I	June 2020	June 2020	Ohio	240	Split(2)	150
Madison	July 2020	July 2020	Virginia	165	Expected 2024(3)	62
Hardin II	August 2020	Terminated(4)
Atlanta Farms	March 2022	May 2022	Ohio	390	Expected split(3)(5)	200

(1)
Includes acquisition costs.
(2)
In December 2020 and January 2021, 97 MW and 53 MW of the project commenced commercial operations, respectively.
(3)
Dominion Energy expects to claim production tax credits on the energy generated and sold by project.
(4)
In January 2023, Dominion Energy terminated its agreement, without penalty, to acquire Hardin II.
(5)
Expected to be split between 2023 and 2024.